Equity-accounted investees - Assets, Liabilities, Revenue and Expenses of Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity-Accounted Investees [Line Items]
Current assets	$ 5,578,440	$ 5,866,141
Non-current assets	5,917,129	4,912,696
Current liabilities	2,218,816	2,513,876
Non-current liabilities	4,078,686	3,787,532
Revenue	4,528,761	7,467,490	$ 10,710,578
Net income (loss)	691,841	930,267	3,914,284
Other comprehensive income	(23,187)	145,828	14,291
Comprehensive income	668,654	1,076,095	3,928,575
Total for all associates
Equity-Accounted Investees [Line Items]
Current assets	55,861	90,570
Non-current assets	20,391	150,268
Current liabilities	27,794	55,090
Non-current liabilities	0	917
Revenue	141,449	138,801	127,542
Net income (loss)	18,449	5,629	23,180
Other comprehensive income	(23)	12	(21)
Comprehensive income	18,426	5,641	23,159
Ajay North America
Equity-Accounted Investees [Line Items]
Current assets	28,246	26,280
Non-current assets	16,438	16,307
Current liabilities	9,032	6,553
Non-current liabilities	0	0
Revenue	72,487	60,019	63,482
Net income (loss)	11,677	7,617	10,919
Other comprehensive income	0	0	0
Comprehensive income	11,677	7,617	10,919
Ajay Europe SARL
Equity-Accounted Investees [Line Items]
Current assets	27,615	27,263
Non-current assets	3,953	3,197
Current liabilities	18,762	15,015
Non-current liabilities	0	0
Revenue	68,962	73,952	64,060
Net income (loss)	6,772	8,025	12,261
Other comprehensive income	(23)	12	(21)
Comprehensive income	$ 6,749	8,037	$ 12,240
SAS Adionics
Equity-Accounted Investees [Line Items]
Current assets		19,645
Non-current assets		12,294
Current liabilities		5,141
Non-current liabilities		917
Revenue		4,156
Net income (loss)		(4,924)
Other comprehensive income		0
Comprehensive income		(4,924)
Electric Era Technologies Inc.
Equity-Accounted Investees [Line Items]
Current assets		15,486
Non-current assets		242
Current liabilities		3,702
Non-current liabilities		0
Revenue		674
Net income (loss)		(3,177)
Other comprehensive income		0
Comprehensive income		(3,177)
Altilium Metals Ltd.
Equity-Accounted Investees [Line Items]
Current assets		1,896
Non-current assets		118,228
Current liabilities		24,679
Non-current liabilities		0
Revenue		0
Net income (loss)		(1,912)
Other comprehensive income		0
Comprehensive income		$ (1,912)